Shareholders' Equity (Tables)	12 Months Ended
Nov. 30, 2016
Equity [Abstract]
Schedule of Repurchases
Our repurchases under the Repurchase Program were as follows (in millions):

	Carnival Corporation		Carnival plc
	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased
2016	47.8	$2,264	0.7	$35
2015	5.3	$276	—	—

Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss was as follows (in millions):

	November 30,
	2016	2015
Cumulative foreign currency translation adjustments, net	$(2,266)	$(1,591)
Unrecognized pension expenses	(120)	(82)
Unrealized losses on marketable securities	(3)	(3)
Net losses on cash flow derivative hedges	(65)	(65)
	$(2,454)	$(1,741)